Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by currency (audited) (Details) - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 25	£ 71
Increase (decrease) in profit for the year due to reasonable possibly decrease	(73)	(158)
GBP
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(6)	14
Increase (decrease) in profit for the year due to reasonable possibly decrease	(40)	(85)
USD
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	43	58
Increase (decrease) in profit for the year due to reasonable possibly decrease	(45)	(62)
EUR
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	3	5
Increase (decrease) in profit for the year due to reasonable possibly decrease	(4)	(15)
Other currencies
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(15)	(6)
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ 16	£ 4